Other assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Analysis of Other Assets
An analysis of other assets at December 31, 2019 and 2020 is as follows:

	2019	2020
Current portion:
Advances to suppliers (different from PP&E and inventories)	Ps. 7,718,343	Ps. 7,600,644
Prepaid insurance	978,927	1,300,019
Other	776,164	93,244

	Ps. 9,473,434	Ps. 8,993,907

Non-current portion:

Recoverable taxes	Ps.14,647,726	Ps.11,559,961
Prepayments for the use of fiber optics	2,095,556	2,709,358
Judicial Deposits (1)	19,506,147	15,402,840
Prepaid expenses	5,642,590	8,743,667

Total	Ps.41,892,019	Ps.38,415,826